Interests in entities (Tables)	12 Months Ended
Dec. 31, 2021
Interests in entities [Abstract]
Interests in entities - Interests in group companies [Text Block]

Philips Group

Interests in group companies

in alphabetical order by country

2021

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips GmbH	Germany
Philips Medizin Systeme Böblingen GmbH	Germany
Philips Medical Systems Technologies Ltd.	Israel
Philips India Limited	India
Philips Japan, Ltd.	Japan
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems Nederland B.V.	Netherlands
ATL International LLC	United States
AllParts Medical LLC	United States
Discus Holdings LLC	United States
Philips Healthcare Informatics Inc.	United States
Philips North America LLC	United States
Philips Oral Healthcare LLC	United States
Philips USA Export Corporation	United States
Spectranetics LLC	United States